Stock-Based Compensation (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Summary of stock option activity
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		45,000	54,500
Number of Shares, Forfeited		7,750	9,500
Number of Shares, Exercised	48,000
Number of Shares, Granted
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		37,250	45,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 10.66	$ 10.66
Weighted aggregate Per Share Price, Forfeited		$ 14.56	$ 14.00
Weighted aggregate Per Share Price, Exercised
Weighted aggregate Per Share Price, Granted
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		$ 9.00	$ 10.66